UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to March 31, 2022

Date of Report (Date of earliest event reported):  May 16, 2022
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001596242

Peter Macdonald (949) 470-6237
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]
loanDepot.com, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. loanDepot.com, LLC is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). loanDepot.com, LLC has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, loanDepot.com, LLC provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1)	Assets That Were Subject of Demand (2)(3)	Assets That Were Repurchased or Replaced (2)(4)	Assets Pending Repurchase or Replacement (within cure period) (2)(5)	Demand in Dispute (2)(6)	Demand Withdrawn (2)(7)	Demand Rejected (2)
Entity			# $ (%)	# $ (%)	# $ (%)	# $ (%)	# $(%)	# $ (%)	# $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # BR6812		loanDepot.com, LLC	22 / $7,064,812 / 100%				1 / $488,400 / 6.913%
GNMA-II Pool # BZ8014		loanDepot.com, LLC	180 / $43,278,193 / 100%		1 / $660,910 / 1.527%
GNMA-II Pool # CC4508		loanDepot.com, LLC	163 / $49,909,141 / 100%		1 / $273,658 / 0.548%
GNMA-II Pool # BZ7976		loanDepot.com, LLC	138 / $48,973,895 / 100%					1 / $299,400 / 0.611%
GNMA-II Pool # BZ7961		loanDepot.com, LLC	134 / $46,586,661 / 100%		1 / $347,478 / 0.746%
GNMA-II Pool # BZ8009		loanDepot.com, LLC	122 / $44,706,782 / 100%	1 / $618,233 / 1.383%	1 / $618,233 / 1.383%
GNMA-II Pool # BZ8027		loanDepot.com, LLC	79 / $30,285,875 / 100%		1 / $526,700 / 1.739%
GNMA-II Pool # BZ8117		loanDepot.com, LLC	41 / $31,217,918 / 100%					1 / $663,275 / 2.125%
GNMA-II Pool # BZ8112		loanDepot.com, LLC	160 / $49,481,300 / 100%		1 / $419,100 / 0.847%
GNMA-II Pool # BZ8118		loanDepot.com, LLC	28 / $23,749,850 / 100%		1 / $621,600 / 2.617%
GNMA-II Pool # CC4630		loanDepot.com, LLC	81 / $24,853,377 / 100%		1 / $310,100 / 1.248%
GNMA-II Pool # CC4608		loanDepot.com, LLC	26 / $18,022,603 / 100%		2 / $1,484,010 / 8.234%
GNMA-II Pool # CE0657		loanDepot.com, LLC	50 / $14,457,275 / 100%		1 / $181,500 / 1.255%
GNMA-II Pool # BZ8083		loanDepot.com, LLC	115 / $47,294,388 / 100%		1 / $398,730 / 0.843%
GNMA-II Pool # CC4595		loanDepot.com, LLC	41 / $33,796,012 / 100%					1 / $1,119,255 / 3.312%
GNMA-II Pool # BZ8087		loanDepot.com, LLC	47 / $42,235,852 / 100%					1 / $741,455 / 1.756%
GNMA-II Pool # CC4536		loanDepot.com, LLC	135 / $49,436,685 / 100%		1 / $298,404 / 0.604%
GNMA-II Pool # CE0614		loanDepot.com, LLC	33 / $11,223,234 / 100%		1 / $177,660 / 1.583%
GNMA-II Pool # CE0591		loanDepot.com, LLC	129 / $43,323,524 / 100%					1 / $217,867 / 0.503%
GNMA-II Pool # CE0647		loanDepot.com, LLC	133 / $46,619,009 / 100%					1 / $423,000 / 0.907%
GNMA-II Pool # CE0650		loanDepot.com, LLC	20 / $13,198,286 / 100%					1 / $975,200 / 7.389%
GNMA-II Pool # CF7152		loanDepot.com, LLC	110 / $46,240,021 / 100%					1 / $396,604 / 0.858%
GNMA-II Pool # CF7237		loanDepot.com, LLC	148 / $49,196,804 / 100%				1 / $591,460 / 1.202%
GNMA-II Pool # CF7135		loanDepot.com, LLC	116 / $48,975,829 / 100%					2 / $1,366,984 / 2.791%
GNMA-II Pool # CF7220		loanDepot.com, LLC	139 / $47,804,736 / 100%					1 / $288,309 / .603%

GNMA-II Pool # BX4758	loanDepot.com, LLC	31 / $2,984,260 / 100%					1 / $88,060 / 2.951%
GNMA-II Pool # BV6382	loanDepot.com, LLC	47 / $7,739,861 / 100%					1 / $158,565 / 2.049%
GNMA-II Pool # BX4850	loanDepot.com, LLC	25 / $18,190,283 / 100%	1 / $862,200 / 4.74%	1 / $862,200 / 4.74%
GNMA-II Pool # BZ7877	loanDepot.com, LLC	27 / $8,839,908 100%	1 / $265,000 / 2.998%	1 / $265,000 / 2.998%
GNMA-II Pool # BZ7950	loanDepot.com, LLC	68 / $25,167,219 / 100%	1 / $778,998 / 3.095%	1 / $778,998 / 3.095%
GNMA-II Pool # BX4903	loanDepot.com, LLC	48 / $16,707,022 / 100%	1 / $276,760 / 1.657%	1 / $276,760 / 1.657%
GNMA-II Pool # BZ8029	loanDepot.com, LLC	125 / $38,837,809 / 100%	3 / $766,401 / 1.973%	3 / $766,401 / 1.973%
GNMA-II Pool # BZ7969	loanDepot.com, LLC	23 / $6,706,053 / 100%	1 / $211,640 / 3.156%	1 / $211,640 / 3.156%
GNMA-II Pool # BZ7953	loanDepot.com, LLC	46 / $35,138,142 / 100%	1 / $640,000 / 1.821%	1 / $640,000 / 1.821%
GNMA-II Pool # BZ7875	loanDepot.com, LLC	26 / $19,362,800 / 100%	1 / $613,000 / 3.166%	1 / $613,000 / 3.166%
GNMA-II Pool # BZ7924	loanDepot.com, LLC	64 / $10,321,712 / 100%	1 / $157,003 / 1.521%	1 / $157,003 / 1.521%
GNMA-II Pool # BZ7993	loanDepot.com, LLC	66 / $19,965,821 / 100%	1 / $233,429 / 1.169%	1 / $233,429 / 1.169%
GNMA-II Pool # BZ8038	loanDepot.com, LLC	156 / $48,954,257 / 100%	1 / $245,471 / 0.501%	1 / $245,471 / 0.501%
GNMA-II Pool # BZ8059	loanDepot.com, LLC	17 / $12,608,519 / 100%	1 / $910,000 / 7.217%	1 / $910,000 / 7.217%
GNMA-II Pool # BX4775	loanDepot.com, LLC	20 / $3,202,411 / 100%	1 / $163,483 / 5.105%	1 / $163,483 / 5.105%
GNMA-II Pool # BX4781	loanDepot.com, LLC	107 / $14,211,018 / 100%	1 / $133,438 / 0.939%	1 / $133,438 / 0.939%
GNMA-II Pool # BX4808	loanDepot.com, LLC	134 / $47,464,295 / 100%	1 / $382,936 / 0.807%	1 / $382,936 / 0.807%
GNMA-II Pool # BX4809	loanDepot.com, LLC	148 / $43,231,851 / 100%	1 / $354,981 / 0.821%	1 / $354,981 / 0.821%
GNMA-II Pool # BX4842	loanDepot.com, LLC	100 / $33,726,382 / 100%	1 / $372,924 / 1.106%	1 / $372,924 / 1.106%
GNMA-II Pool # BX4861	loanDepot.com, LLC	135 / $40,588,924 / 100%	1 / $181,905 / 0.448%	1 / $181,905 / 0.448%
GNMA-II Pool # BX4907	loanDepot.com, LLC	86 / $31,388,207 / 100%	1 / $400,000 / 1.274%	1 / $400,000 / 1.274%
GNMA-II Pool # BX4909	loanDepot.com, LLC	21 / $7,502,579 / 100%	1 / $392,370 / 5.23%	1 / $392,370 / 5.23%
GNMA-II Pool # BX4913	loanDepot.com, LLC	109 / $34,430,554 / 100%	1 / $230,743 / 0.67%	1 / $230,743 / 0.67%
GNMA-II Pool # BV6351	loanDepot.com, LLC	61 / $8,119,487 / 100%	1 / $137,464 / 1.693%		1 / $137464 / 1.693%
GNMA-II Pool # BX4784	loanDepot.com, LLC	64 / $10,321,712 / 100%	1 / $154,156 / 1.494%		1 / $154156 / 1.494%
GNMA-II Pool # BX4803	loanDepot.com, LLC	102 / $33,989,288 / 100%	1 / $191,468 / 0.563%		1 / $191468 / 0.563%
GNMA-II Pool # BZ7867	loanDepot.com, LLC	50 / $12,788,649 / 100%	1 / $627,034 / 4.903%		1 / $627034 / 4.903%
GNMA-II Pool # BZ7876	loanDepot.com, LLC	126 / $41,081,393 / 100%	1 / $233,786 / 0.569%		1 / $233786 / 0.569%
GNMA-II Pool # BZ7901	loanDepot.com, LLC	78 / $30,912,948 / 100%	1 / $333,841 / 1.08%		1 / $333841 / 1.08%
GNMA-II Pool # BZ7902	loanDepot.com, LLC	168 / $47,397,495 / 100%	1 / $611,000 / 1.289%		1 / $611000 / 1.289%
GNMA-II Pool # BZ7920	loanDepot.com, LLC	27 / $2,373,515 / 100%	1 / $88,369 / 3.723%		1 / $88369 / 3.723%
GNMA-II Pool # BZ7922	loanDepot.com, LLC	52 / $6,817,615 / 100%	2 / $255,191 / 3.743%		2 / $255191 / 3.743%
GNMA-II Pool # BZ7978	loanDepot.com, LLC	15 / $12,012,428 / 100%	1 / $772,566 / 6.431%		1 / $772566 / 6.431%
GNMA-II Pool # CI9107	loanDepot.com, LLC	90 / $31,312,513 / 100%	1 / $376,092 / 1.201%			1 / $376,092 / 1.201%

GNMA-II Pool # Grand Total	loanDepot.com, LLC	4,852 / $1,676,328,992 / 100%	36 / $12,971,882 / .774%	37 / $14,890,765 / .888%	11 / $3,404,875 / 0.203%	3 / $1,455,952 / 0.087%	13 / $6,737,974 / 0.402%	0 / $ / 0%

1)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2)
The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3)
The information reported herein describes repurchases of certain assets from the applicable GNMA pool as required by the GNMA guidelines, regardless of whether an actual demand to repurchase such assets was ever made by GNMA or a third party. Thirty-five (35) of  the assets identified in columns (g) through (i) were identified by the Originator for repurchase during the reporting period, and were not the subject of a demand by GNMA or a third party, and one (1)  of the assets identified in columns (g) through (i) was identified by GNMA for repurchase during the reporting period.

4)
Each of the assets identified in columns (j) through (l) was either repurchased by the Originator during the reporting period or was paid off in full by the borrower(s) during such period. Twenty-four (24) of the assets identified in columns (j) through (l) were identified by the Originator or GNMA for repurchase during the reporting period, and thirteen (13) of the assets identified in columns (j) through (l) were identified by the Originator or GNMA for repurchase during the reporting period ended September 30, 2021.

5)	All of the assets identified in columns (m) through (o) were identified by the Originator for repurchase during the reporting period.

6)
One of the assets identified in columns (p) through (r) was identified by GNMA for repurchase during the reporting period. Two (2) of assets identified in columns (p) through (r)  were identified by GNMA for repurchase during prior reporting periods. The Originator has not received a response from GNMA regarding its position.

7)
Six (6) of the  assets identified in columns (s) through (u) were identified by the Originator or GNMA for repurchase during the reporting period ended December 31, 2021, and seven (7) of the assets identified in columns (s) through (u) were identified by GNMA for repurchase during the reporting period ended September 30, 2021.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 16, 2022	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
		Name:	Jeff DerGurahian
		Title:	Chief Capital Markets Officer